Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

5. Fair Value of Financial Instruments

Our available-for-sale securities are comprised of U.S. government obligations as of September 30, 2011.

The inputs used to measure fair value are classified into the following hierarchy:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

Level 3 Unobservable inputs for the asset or liability.

The following table provides a summary of the fair values of our assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 (in thousands):

		Fair Value Measurements at September 30, 2011 Using
Description	Balance as of September 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$8,003	$8,003	$—	$—
Warrant liability	$1,100	$—	$—	$1,100

Fair value is based upon quoted market prices in active markets for our level 1 investments. The estimated fair value of warrants accounted for as liabilities, representing a level 3 fair value measure, was determined on the issuance date and subsequently adjusted to its fair value at each financial reporting date. The fair value of the warrants is estimated using the expected volatility based on the historical volatilities of comparable companies from a representative peer group selected based on industry and market capitalization, using a Black-Scholes valuation model with the following inputs at September 30, 2011:

Exercise price	$3.55
Market value of stock at end of period	$1.76
Expected volatility	82.96%
Risk-free interest rate	0.98%
Expected life (in years)	4.34

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the warrants is as follows (in thousands):

Nine months ended September 30, 2011
Balance January 1, 2011	$0
Issuance of warrants February 2011	1,795

Gain included in other (income) expense, net for the period	(695)

Balance September 30, 2011	$1,100

We review and reassess the fair value hierarchy classifications on a quarterly basis. Changes from one quarter to the next related to the observability of inputs in a fair value measurement may result in a reclassification between fair value hierarchy levels.

The following is a summary of available-for-sale securities (in thousands) at September 30, 2011 and December 31, 2010, respectively:

	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
September 30, 2011:
U.S. government obligations, including government-backed agencies	$8,003	$—	$—	$8,003

December 31, 2010:
U.S. government obligations, which included government-backed agencies	$11,034	$—	$23	$11,057
Corporate debt securities	2,016	—	3	2,019

	$13,050	$—	$26	$13,076

We had $55,000 in realized gains during the nine months ended September 30, 2011 and no realized losses on the sale of available-for-sale securities for any of the periods presented. Unrealized gains and losses on our available-for-sale securities are excluded from earnings and are reported as a separate component of stockholders’ equity within accumulated other comprehensive income until realized. When and if available-for-sale securities are sold in the future, the cost of the securities will be specifically identified and used to determine any realized gain or loss. The net unrealized gain on available-for-sale securities was $0 and $26,000 as of September 30, 2011 and December 31, 2010, respectively.

The amortized cost of and estimated fair value of available-for-sale securities at September 30, 2011 by contractual maturity are shown below (in thousands). Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to repay the obligations without prepayment penalties.

	September 30, 2011
	Amortized Cost	Estimated Fair Value
Due in one year or less	$8,003	$8,003

D. Financial Instruments

Investments in Available-for-Sale Securities

Our available-for-sale securities typically include U.S. government obligations and corporate debt securities. As of December 31, 2010, approximately 85% of our investments were in U.S. government obligations, including government-backed agencies.

We classify the inputs used to measure fair value into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

Level 3	Unobservable inputs for the asset or liability.

The following table provides a summary of the financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 (in thousands):

		Fair Value Measurements at December 31, 2010 Using
Description	Balance as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$13,076	$13,076	$—	$—

Fair value is based upon quoted market prices in active markets. We had no Level 2 or Level 3 assets at December 31, 2010. We review and reassess the fair value hierarchy classifications on a quarterly basis. Changes from one quarter to the next related to the observability of inputs to a fair value measurement may result in a reclassification between hierarchy levels. There have been no such reclassifications.

The following is a summary of available-for-sale securities (in thousands) at December 31, 2010 and 2009, respectively:

	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
December 31, 2010:
U.S. government obligations, including government-backed agencies	$11,034	$—	$23	$11,057
Corporate debt securities	2,016	—	3	2,019

	$13,050	$—	$26	$13,076

December 31, 2009:
U.S. government obligations, including government-backed agencies	$12,613	$(12)	$52	$12,653
Corporate debt securities	2,531	—	31	2,562

	$15,144	$(12)	$83	$15,215

We had no realized gains or losses on the sale of available-for-sale securities for any of the periods presented. Unrealized gains and losses on our available-for-sale securities are excluded from earnings and are reported as a separate component of stockholders’ equity within accumulated other comprehensive income until realized. When available-for-sale securities are sold in the future, the cost of the securities will be specifically identified and used to determine any realized gain or loss. The net unrealized gain on available-for-sale securities was $26,000 and $71,000 as of December 31, 2010 and 2009, respectively.

The amortized cost of and estimated fair value of available-for-sale securities at December 31, 2010 by contractual maturity are shown below (in thousands). Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to repay the obligations without prepayment penalties.

	December 31, 2010
	Amortized Cost	Estimated Fair Value
Due in one year or less	$13,050	$13,076
Due after one year through two years	—	—

	$13,050	$13,076

Financing Arrangements

We lease office and laboratory space under an operating lease and have options to renew the lease in annual increments through March 2013 at the initial rental rate, and we executed options to renew through March 2012. Also, we entered into a lease agreement for office and laboratory space for our Belgian subsidiary, which includes options to renew annually through December 2014, subject to adjustments based on an inflationary index, and the lease included an option to expand that was exercised in 2009. We executed an option to renew this lease through January 2012.

Aggregate rent expense was approximately $387,000, $337,000, and $314,000 in 2010, 2009 and 2008, respectively. The future annual minimum lease commitments at December 31, 2010 are approximately $390,000 for 2011, $93,000 for 2012 and $4,000 for 2013.

Our former lenders retain a right to receive a milestone payment of $2.25 million upon the occurrence of certain events as follows: (1) the entire amount upon (a) the merger with or into another entity where our stockholders do not hold at least a majority of the voting power of the surviving entity, (b) the sale of all or substantially all of our assets, or (c) our liquidation or dissolution; or (2) a portion of the amount from proceeds of equity financings not tied to specific research and development activities that are part of a research or development collaboration, in which case, the lenders will receive an amount equal to 10% of proceeds above $5.0 million in cumulative gross proceeds until the milestone amount is paid in full. The milestone payment is payable in cash, except that if the milestone event is (2) above, we may elect to pay 75% of the milestone in shares of common stock at the per-share offering price. No amounts have been recorded for the milestone in December 31, 2010, 2009 or 2008. In connection with our February 2011 equity offering, the lenders were entitled to a milestone payment under this obligation in the amount of $810,000, of which $202,500 was paid in cash in February 2011 and $607,500 was paid through the issuance of our common stock to the former lenders at $2.96 per share. We paid no interest during the years ended December 31, 2010 and 2009, and $76,000 during the year ended December 31, 2008.

Financial Instruments